UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22549

NORTHERN LIGHTS FUND TRUST II

(Exact name of registrant as specified in charter)

17605 WRIGHT STREET, OMAHA, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf

President

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

_______________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2635

Date of fiscal year ends: May 31st

Date of reporting period: July 1, 2016 – June 30, 2017

ITEM 1. PROXY VOTING RECORD:

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Appended hereto is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2017 with respect to which the Registrant was entitled to vote:

Registrant:	NORTHERN LIGHTS FUND TRUST II - CROW POINT DEFINED RISK GLOBAL EQUITY INCOME FUND							Item 1, Exhibit A
Investment Company Act file number: 811-22549
Reporting Period:	July 1, 2016 through June 30, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	The Fund did not receive nor vote any proxies during the reporting period

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NORTHEN LIGHST FUND TRUST II

By (Signature and Title)* /s/ Kevin Wolf

Kevin Wolf, President

Date: August 30, 2017

* Print the name and title of each signing officer under his or her signature.